Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Held for Sale (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		₩ 174,839	₩ 10,515
Liabilities included in disposal groups classified as held for sale		106,352	39
Disposal groups classified as held for sale [member] | Cash and cash equivalents [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	22,986	0
Disposal groups classified as held for sale [member] | Accounts receivable – trade and other, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	71,401	0
Disposal groups classified as held for sale [member] | Prepaid expenses [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	1,127	0
Disposal groups classified as held for sale [member] | Inventories, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	3,740	0
Disposal groups classified as held for sale [member] | Property and equipment, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	17,412	0
Disposal groups classified as held for sale [member] | Investment property, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	1,719	0
Disposal groups classified as held for sale [member] | Intangible assets, net [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	5,655	0
Disposal groups classified as held for sale [member] | Goodwill [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	2,516	0
Disposal groups classified as held for sale [member] | Financial instrument [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	10	0
Disposal groups classified as held for sale [member] | Defined benefit assets [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	7,601	0
Disposal groups classified as held for sale [member] | Advanced payments and others [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	17,559	0
Accounts payable – other [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	82,206	0
Withholdings [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	16,161	0
Lease liabilities [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	2,745	0
Contract liabilities [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	1,261	0
Provisions [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	1,924	0
Other current liabilities [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	1,904	0
Deferred tax liabilities [member] | Disposal groups classified as held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale	[1]	151	0
Other liabilities [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Liabilities included in disposal groups classified as held for sale		0	39
FU Credit information Co., Ltd [Member] | Associates [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		11,138	0
Daekyo Wipoongdangdang Contents Korea Fund [Member] | Associates [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		746	746
Digital Content Korea Fund [Member] | Financial assets at fair value through profit or loss, category [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		3,395	3,395
Central Fusion Content Fund [Member] | Financial assets at fair value through profit or loss, category [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		883	884
PI Cultural Innovation Fund [Member] | Financial assets at fair value through profit or loss, category [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		818	1,892
Inventories, net [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0	505
Prepaid expenses [member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		0	1,489
Property and equipment [Member] | Non-current assets held for sale [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		₩ 6,133	₩ 1,604

[1]	The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified assets and liabilities of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. as assets and liabilities held for sale.